Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Cash flows provided by (used in) operating activities
Net income		$ 2,465	$ 2,007	$ 5,565	$ 4,178
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		605	605	1,173	1,178
Amortization and impairment	[1]	302	281	603	567
Stock options and restricted shares expense		7	6	19	8
Deferred income taxes		(196)	(68)	(52)	14
Losses (gains) from debt securities measured at FVOCI and amortized cost		(33)	(9)	(75)	(22)
Net losses (gains) on disposal of property and equipment		(2)	1	(1)	(2)
Other non-cash items, net		154	280	541	(211)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		41	(1,294)	(5,105)	3,924
Loans, net of repayments		(9,187)	(4,052)	(12,851)	(14,149)
Deposits, net of withdrawals		15,515	1,943	22,010	18,320
Obligations related to securities sold short		830	(685)	(2,603)	(1,549)
Accrued interest receivable		(91)	(108)	97	89
Accrued interest payable		160	(292)	(140)	(711)
Derivative assets		3,271	71	3,427	(2,059)
Derivative liabilities		(89)	(1,089)	133	3,094
Securities measured at FVTPL		(9,956)	3,512	(14,988)	(9,741)
Other assets and liabilities measured/designated at FVTPL		2,158	(190)	3,718	494
Current income taxes		171	14	(295)	(239)
Cash collateral on securities lent		1,564	(2,199)	4,201	(1,282)
Obligations related to securities sold under repurchase agreements		5,330	5,643	13,963	23,126
Cash collateral on securities borrowed		(1,268)	(336)	(3,380)	(1,917)
Securities purchased under resale agreements		(4,971)	(5,118)	(4,214)	(7,540)
Other, net		9,435	1,991	2,319	(3,301)
Net cash flows provided by (used in) operating activities		16,215	914	14,065	12,269
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness			1,250		1,250
Redemption/repurchase/maturity of subordinated indebtedness		(1,000)	(14)	(1,000)	(69)
Issue of preferred shares and LRCNs, net of issuance cost			598	966	1,287
Redemption of preferred shares and LRCNs					(300)
Issue of common shares for cash		50	8	161	80
Purchase of common shares for cancellation		(890)	(490)	(1,893)	(810)
Net sale (purchase) of treasury shares		22	3	(2)	7
Dividends and distributions paid		(1,096)	(988)	(2,191)	(1,990)
Repayment of lease liabilities		(73)	(78)	(145)	(158)
Other, net		(14)	(9)	(31)	(14)
Net cash flows provided by (used in) financing activities		(3,001)	280	(4,135)	(717)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(34,729)	(23,425)	(66,900)	(41,391)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		13,898	14,760	28,729	20,279
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		13,739	8,319	33,309	15,453
Net sale (purchase) of property, equipment and software		(320)	(246)	(566)	(439)
Net cash flows provided by (used in) investing activities		(7,412)	(592)	(5,428)	(6,098)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(10)	(121)	(92)	(8)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		5,792	481	4,410	5,446
Cash and non-interest-bearing deposits with banks at beginning of period		10,997	13,530	12,379	8,565
Cash and non-interest-bearing deposits with banks at end of period	[2]	16,789	14,011	16,789	14,011
Cash interest paid		7,100	8,363	14,894	17,700
Cash interest received		11,066	11,304	22,654	23,776
Cash dividends received		448	447	850	891
Cash income taxes paid		$ 762	$ 645	$ 1,485	$ 1,475

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $458 million (April 30, 2025: $462 million) and interest-bearing demand deposits with Bank of Canada.